FIXED ASSETS	9 Months Ended
Sep. 30, 2025
FIXED ASSETS
FIXED ASSETS

NOTE 6 – FIXED ASSETS

Property and equipment as of September 30, 2025, and December 31, 2024, were as follows:

	September 30,	December 31,
	2025	2024

Production equipment	$32,020	$-
Office equipment	22,159	-
Vehicle	24,710	-

Total property and equipment	78,889	-
Less: accumulated depreciation	(33,199)	-

Property and equipment, net	$45,690	$-

Depreciation expense was $16,600 and $-0-, during the three months ended September 30, 2025 and 2024, respectively, and $33,200 and $-0- during the nine months ended September 30, 2025 and 2024, respectively.